UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2010

Date of reporting period:	January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Income Fund Schedule of Investments

January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—76.7%
Airlines—3.0%
	American Airlines Pass Through Trust,
$682	6.978%, 10/1/12	Ba1/BBB	$679,170
1,000	7.858%, 4/1/13 (AGC)	Ba1/BBB-	1,007,500
1,986	10.375%, 7/2/19	Baa3/A-	2,254,363
	Continental Airlines, Inc.,
598	6.545%, 8/2/20 (k)	Baa2/A-	598,276
2,092	9.798%, 4/1/21	Ba1/BB-	1,892,996
205	Delta Air Lines, Inc., 6.619%, 9/18/12	WR/BBB	203,956
8,985	Northwest Airlines, Inc., 7.15%, 4/1/21 (MBIA)	Ba3/BBB-	8,288,353
2,000	Southwest Airlines Co., 10.50%, 12/15/11 (a)(d)	NR/BBB+	2,177,800
266	United Air Lines Equipment Trust, 10.36%, 11/13/12 (b)(f)	WR/NR	2,078
3,000	United Air Lines, Inc., 10.40%, 5/1/18	Ba1/BBB	3,232,500
1,454	United Air Lines Pass Through Trust, 7.336%, 1/2/21 (a)(b)(d)(l)
	(acquisition cost—$1,453,703; purchased 6/19/07)	B1/B+	1,119,351
			21,456,343

Automotive—0.2%
1,500	Ford Motor Co., 9.98%, 2/15/47	Caa1/CCC	1,507,500

Banking—14.0%
4,000	ABN Amro North American Holding Preferred Capital Repackage Trust I,
	6.523%, 11/8/12 (a)(d)(h)	Ba3/BB	3,400,000
1,150	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB	1,112,625
	Barclays Bank PLC,
4,600	7.434%, 12/15/17 (a)(d)(h)(k)	Baa2/BBB+	4,404,500
7,760	10.179%, 6/12/21 (a)(d)	Baa1/A	10,268,661
£200	14.00%, 6/15/19 (h)	Baa2/BBB+	407,811
$2,700	CBA Capital Trust II, 6.024%, 3/15/16 (a)(d)(h)	Aa3/A+	2,337,749
6,450	HBOS Capital Funding L.P., 6.071%, 6/30/14 (a)(d)(h)	Ba3/BB-	4,837,500
2,000	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Ba1/BBB-	1,958,946
	HSBC Capital Funding L.P. (h),
3,900	4.61%, 6/27/13 (a)(d)	A3/A-	3,456,890
5,200	9.547%, 6/30/10 (a)(d)	A3/A-	5,304,000
1,000	10.176%, 6/30/30	A3/A-	1,265,000
25,290	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(h)(k)	Aa2/AA-	32,414,876
	Regions Financial Corp.,
1,900	7.375%, 12/10/37	Ba1/BBB-	1,582,481
3,400	7.75%, 11/10/14	Baa3/BBB	3,518,099
10,000	RSHB Capital S.A. for OJSC Russian Agricultural Bank, 9.00%, 6/11/14 (a)(d)	Baa1/BBB	11,407,000
12,350	State Street Capital Trust III,
	8.25%, 3/15/42, (converts to FRN on 3/15/11)	A3/BBB+	12,645,165
			100,321,303

Building & Construction—0.6%
1,500	Corp. GEO SAB De C.V., 8.875%, 9/25/14 (a)(d)	Ba3/BB-	1,567,500
1,000	Desarrolladora Homex SAB De C.V., 9.50%, 12/11/19 (a)(d)	Ba3/BB-	1,030,000
1,700	Macmillan Bloedel Pembroke L.P., 7.70%, 2/15/26	Ba1/BBB-	1,649,976
			4,247,476

Chemicals—1.2%
7,200	Dow Chemical Co., 8.55%, 5/15/19	Baa3/BBB-	8,630,712

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Energy—0.3%
$2,000	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16, Ser. B	B2/B	$1,980,000
500	Kinder Morgan, Inc., 5.15%, 3/1/15	Ba1/BB	486,250
			2,466,250

Financial Services—36.3%
2,000	American Express Co., 6.80%, 9/1/66, FRN	Baa2/BB	1,870,000
	American General Finance Corp.,
1,000	4.00%, 3/15/11	B2/BB+	932,331
2,200	5.40%, 12/1/15	B2/BB+	1,568,032
3,000	6.90%, 12/15/17	B2/BB+	2,192,562
5,000	BAC Capital Trust XIV, 5.63%, 3/15/12 (h)	Ba3/BB	3,587,500
	BNP Paribas (h),
6,900	5.186%, 6/29/15 (a)(d)(k)	Baa1/A	6,141,925
6,700	7.195%, 6/25/37 (a)(d)	Baa1/A	6,532,500
€350	7.781%, 7/2/18	Baa1/A	527,834
$3,300	C10 Capital SPV Ltd., 6.722%, 12/31/16 (h)	NR/B-	2,342,871
1,790	Capital One Bank USA N.A., 8.80%, 7/15/19	A3/BBB	2,175,777
1,500	Capital One Capital V, 10.25%, 8/15/39	Baa2/BB	1,722,320
3,300	Capital One Capital VI, 8.875%, 5/15/40	Baa2/BB	3,459,736
2,424	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(d)	Baa3/BBB-	2,491,032
2,000	Cemex Finance LLC, 9.50%, 12/14/16 (a)(d)	NR/B	2,045,000
	CIT Group, Inc.,
487	7.00%, 5/1/13	NR/NR	447,680
980	7.00%, 5/1/14	NR/NR	880,698
280	7.00%, 5/1/15	NR/NR	244,575
467	7.00%, 5/1/16	NR/NR	402,377
653	7.00%, 5/1/17	NR/NR	559,246
16,700	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/B+	15,614,500
	Citigroup, Inc.,
€100	4.75%, 2/10/19, (converts to FRN on 2/10/14)	Baa1/A-	127,645
$2,800	6.125%, 5/15/18	A3/A	2,818,620
1,600	6.125%, 8/25/36	Baa1/A-	1,363,426
	Credit Agricole S.A. (a)(d)(h),
2,800	6.637%, 5/31/17	Aa3/A-	2,453,500
6,000	8.375%, 10/13/19 (k)	Aa3/A-	6,500,934
	Ford Motor Credit Co. LLC,
2,800	3.001%, 1/13/12, FRN	B3/B-	2,649,500
3,700	7.80%, 6/1/12	B3/B-	3,753,706
3,500	8.00%, 12/15/16	B3/B-	3,525,347
6,500	9.875%, 8/10/11	B3/B-	6,802,790
1,000	12.00%, 5/15/15	B3/B-	1,149,841
	General Electric Capital Corp.,
10,100	6.375%, 11/15/67, (converts to FRN on 11/15/17)	Aa3/A+	8,938,500
£500	6.50%, 9/15/67, (converts to FRN on 9/15/17) (a)(d)	Aa3/A+	683,584
	GMAC, Inc.,
$1,650	6.00%, 12/15/11	Ca/B	1,613,997
3,500	6.75%, 12/1/14	Ca/B	3,403,848
2,500	7.00%, 2/1/12	Ca/B	2,476,945
10,000	7.25%, 3/2/11	Ca/B	10,059,940
7,899	7.50%, 12/31/13	Ca/B	7,938,495
2,500	8.00%, 11/1/31	Ca/B	2,387,170

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
	Goldman Sachs Group, Inc. (k),
$4,000	6.45%, 5/1/36	A2/A-	$3,812,764
7,000	6.75%, 10/1/37	A2/A-	6,951,448
	International Lease Finance Corp.,
4,000	0.581%, 7/1/11, FRN	B1/BB+	3,484,832
1,225	0.601%, 7/13/12, FRN	B1/BB+	968,812
5,800	5.30%, 5/1/12	B1/BB+	5,072,697
5,400	5.40%, 2/15/12	B1/BB+	4,766,504
1,500	5.65%, 6/1/14	B1/BB+	1,191,927
2,600	5.75%, 6/15/11	B1/BB+	2,438,056
3,000	6.625%, 11/15/13	B1/BB+	2,512,443
11,000	JPMorgan Chase & Co., 7.90%, 4/30/18 (h)	Baa1/BBB+	11,304,018
7,100	JPMorgan Chase Capital XVIII,
	6.95%, 8/1/66, (converts to FRN on 8/17/36)	A2/BBB+	7,083,798
4,100	JPMorgan Chase Capital XX,
	6.55%, 9/15/66, (converts to FRN on 9/15/36) (k)	A2/BBB+	3,888,071
	LBG Capital No.1 PLC,
3,500	7.875%, 11/1/20	Ba3/BB-	3,115,000
8,500	8.50%, 12/17/21 (a)(b)(d)(h)(l)	NR/B+	7,140,000
	(acquisition cost—$3,882,703; purchased 11/14/08-11/18/08)
13,000	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18 (f)	WR/NR	2,925,000
1,845	Preferred Term Securities XIII Ltd., 0.803%, 3/24/34, FRN (a)(b)(d)(l)	A1/BB	941,122
	(acquisition cost—$1,845,337; purchased 3/9/04)
	Royal Bank of Scotland Group PLC (h),
10,700	6.99%, 10/5/17 (a)(d)	Ba3/CC	6,856,902
6,500	7.648%, 9/30/31	Ba3/BB-	5,076,220
4,200	Santander Perpetual S.A. Unipersonal, 6.671%, 10/24/17 (a)(d)(h)	A1/A-	3,989,387
	SLM Corp.,
1,151	2.117%, 11/1/13, FRN	Ba1/BBB-	989,802
€1,500	4.75%, 3/17/14	Ba1/BBB-	1,866,009
€4,000	Societe Generale, 7.756%, 5/22/13 (h)	A1/BBB+	5,504,205
$5,700	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (h)	Baa3/BBB-	4,780,875
5,700	USB Capital IX, 6.189%, 4/15/11 (h)	A2/BBB+	4,788,000
12,100	Wachovia Capital Trust III, 5.80%, 3/15/11 (h)	Ba1/A-	9,475,510
14,000	Wells Fargo & Co., 7.98%, 3/15/18 (h)	Ba1/A-	14,210,000
7,200	Wells Fargo Capital X, 5.95%, 12/15/86, (converts to FRN on 12/15/36)	Baa2/A-	6,634,800
4,600	Wells Fargo Capital XIII, 7.70%, 3/26/13 (h)	Ba1/A-	4,485,000
			260,639,486

Food & Beverage—0.0%
100	American Stores Co., 8.00%, 6/1/26	Ba3/B+	91,500

Healthcare & Hospitals—2.5%
	HCA, Inc.,
10,000	7.875%, 2/15/20 (a)(d)	Ba3/BB	10,300,000
3,600	8.50%, 4/15/19 (a)(d)	Ba3/BB	3,825,000
3,500	9.625%, 11/15/16, PIK	B2/BB-	3,718,750
			17,843,750

Hotels/Gaming—0.7%
	MGM Mirage,
700	10.375%, 5/15/14 (a)(d)	B1/B	771,750
1,050	11.125%, 11/15/17 (a)(d)	B1/B	1,186,500
1,000	13.00%, 11/15/13	B1/B	1,162,500

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Hotels/Gaming (continued)
$2,357	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(d)(l)
	(acquisition cost—$2,804,984; purchased 11/22/04)	Baa3/BB	$1,895,939
			5,016,689

Insurance—11.6%
	American International Group, Inc.,
€4,600	0.82%, 4/26/11, FRN	A3/A-	5,981,017
CAD 3,100	4.90%, 6/2/14	A3/A-	2,287,955
$1,350	5.375%, 10/18/11	A3/A-	1,333,179
5,100	6.25%, 5/1/36 (k)	A3/A-	3,773,454
31,650	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	21,522,000
18,700	8.25%, 8/15/18 (k)	A3/A-	17,193,004
£4,000	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	4,326,479
$9,542	Cincinnati Financial Corp., 6.92%, 5/15/28	A3/BBB+	9,601,838
2,300	Dai-ichi Mutual Life Insurance Co., 5.73%, 3/17/14 (a)(d)	NR/A-	2,342,932
2,600	Genworth Financial, Inc., 8.625%, 12/15/16	Baa3/BBB	2,705,908
5,000	Metlife Capital Trust IV, 7.875%, 12/15/67 (a)(d)	Baa2/BBB	5,050,000
6,800	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(d)	A3/A	7,226,170
			83,343,936

Metals & Mining—1.2%
200	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Ba2/BBB-	217,795
4,000	Gerdau Holdings, Inc., 7.00%, 1/20/20 (a)(d)	NR/BBB-	4,040,000
	Teck Resources Ltd.,
1,950	9.75%, 5/15/14	Ba2/BB+	2,237,625
350	10.25%, 5/15/16	Ba2/BB+	401,625
1,325	10.75%, 5/15/19	Ba2/BB+	1,566,813
			8,463,858

Oil & Gas—0.9%
800	Gaz Capital S.A., 6.212%, 11/22/16 (a)(d)	Baa1/BBB	796,000
4,200	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13	Baa1/BBB	4,740,120
750	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.332%, 9/30/27 (b)	Aa2/A	757,769
			6,293,889

Paper & Forest Products—0.8%
5,000	Weyerhaeuser Co., 7.375%, 10/1/19	Ba1/BBB-	5,358,395

Paper/Paper Products—0.1%
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (a)(d)	B2/B+	550,504

Telecommunications—2.1%
1,000	Axtel SAB de CV, 9.00%, 9/22/19 (a)(d)	Ba2/BB-	1,032,500
8,200	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30	Ba1/BBB-	7,093,000
	Qwest Corp.,
100	6.50%, 6/1/17	Ba1/BBB-	100,500
5,360	7.20%, 11/10/26	Ba1/BBB-	5,065,200
€1,300	Wind Acquisition Finance S.A., 11.75%, 7/15/17	B2/B+	1,946,973
			15,238,173

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Tobacco—0.4%
$3,000	Reynolds American, Inc., 6.75%, 6/15/17	Baa3/BBB	$3,203,958

Transportation—0.1%
689	Federal Express Corp. Pass Through Trust, 7.65%, 1/15/14	Baa2/BBB	689,392

Utilities—0.7%
1,000	CMS Energy Corp., 1.201%, 1/15/13, FRN	Ba1/BB+	937,500
1,720	East Coast Power LLC, 7.066%, 3/31/12	Baa3/BBB-	1,793,876
2,645	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (a)(d)	Ba2/BB-	2,473,075
			5,204,451
	Total Corporate Bonds & Notes (cost—$506,095,906)		550,567,565

MORTGAGE-BACKED SECURITIES—17.6%
2,081	American Home Mortgage Assets, 0.461%, 9/25/46, CMO, FRN	Ca/CCC	422,881
2,700	Banc of America Commercial Mortgage, Inc., 5.451%, 1/15/49, CMO	Aaa/NR	2,435,575
1,450	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(d)	Aaa/NR	1,084,019
3,500	Chase Commercial Mortgage Securities Corp., 6.887%, 10/15/32, CMO (a)(d)	NR/BB+	2,881,409
	Chase Mortgage Finance Corp., CMO,
5,370	5.422%, 3/25/37, FRN	B3/NR	4,501,744
3,087	6.00%, 7/25/37	NR/CCC	2,455,565
3,800	Citicorp Mortgage Securities, Inc., 6.00%, 6/25/36, CMO	Baa3/NR	3,329,508
	Citigroup/Deutsche Bank Commercial Mortgage Trust CMO,
13,630	5.322%, 12/11/49	Aaa/A-	12,298,774
1,000	5.617%, 10/15/48	Aaa/AAA	1,004,352
	Credit Suisse Mortgage Capital Certificates CMO,
2,000	6.00%, 2/25/37	NR/CCC	1,557,080
5,100	6.00%, 6/25/37	NR/CCC	3,712,734
9,440	Greenwich Capital Commercial Funding Corp., 5.444%, 3/10/39, CMO	Aaa/A	8,768,222
1,300	GSR Mortgage Loan Trust, 5.50%, 5/25/36, CMO	NR/B	1,099,671
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
1,135	5.399%, 5/15/45	Aaa/AA-	1,089,035
3,000	5.794%, 2/12/51, VRN	Aaa/A+	2,812,626
4,150	5.818%, 6/15/49, VRN	Aaa/A-	3,800,987
5,000	5.882%, 2/15/51, VRN	Aaa/A-	4,717,156
6,643	JPMorgan Mortgage Trust, 5.00%, 3/25/37, CMO	NR/CCC	5,056,445
	LB-UBS Commercial Mortgage Trust CMO,
560	5.372%, 9/15/39	Aaa/AAA	555,632
18,316	5.424%, 2/15/40	NR/A+	16,620,318
5,300	5.43%, 2/15/40	NR/A+	4,774,985
3,500	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	5.70%, 9/12/49, CMO	NR/A+	3,191,597
€2,500	Newgate Funding PLC, 1.314%, 12/15/50, CMO, FRN (g)	Aaa/AAA	2,574,884
$1,694	Residential Accredit Loans, Inc., 0.461%, 5/25/37, CMO, FRN	Caa2/CCC	423,062
6,593	Residential Funding Mortgage Securities I, 6.25%, 8/25/36, CMO	B3/CCC	5,586,559
	Wachovia Bank Commercial Mortgage Trust CMO, FRN (a)(d),
3,821	0.313%, 6/15/20	Aaa/AAA	3,270,299
7,512	0.323%, 9/15/21	Aaa/AA+	6,602,796
	WaMu Mortgage Pass Through Certificates CMO,
228	1.544%, 8/25/46, FRN	Ba1/B	132,706
1,589	5.789%, 7/25/37, VRN	NR/CC	1,121,291
1,013	5.921%, 9/25/36, VRN	NR/CCC	758,542

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Washington Mutual Alternative Mortgage Pass Through Certificates CMO, FRN,
$1,696	0.991%, 4/25/47	Ca/CCC	$395,261
1,606	1.384%, 5/25/47	Ca/CCC	340,953
	Wells Fargo Mortgage Backed Securities Trust CMO,
6,172	5.316%, 10/25/36, FRN	NR/CCC	4,842,708
9,300	5.587%, 7/25/36, FRN	NR/CCC	7,404,786
5,700	6.00%, 8/25/37	B1/NR	4,694,289
	Total Mortgage-Backed Securities (cost—$105,733,799)		126,318,451

Shares
CONVERTIBLE PREFERRED STOCK—1.3%
Financial Services—1.1%
8,050	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba1/A-	7,587,930

Insurance—0.2%
170,500	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	1,583,945
	Total Convertible Preferred Stock (cost—$7,550,646)		9,171,875

Principal
Amount
(000s)
SOVEREIGN DEBT OBLIGATIONS—0.7%
Brazil—0.7%
BRL 8,400	Brazil Government International Bond, 12.50%, 1/5/22 (cost—$4,926,090)	Baa3/BBB-	5,240,462

ASSET-BACKED SECURITIES—0.5%
$650	Ameriquest Mortgage Securities, Inc., 5.444%, 11/25/35	A1/AAA	621,732
7,300	Indymac Residential Asset Backed Trust, 0.471%, 11/25/36, FRN	Caa2/CCC	2,628,056
	Total Asset-Backed Securities (cost—$3,176,050)		3,249,788

SENIOR LOANS (a)(c)—0.4%
Financial Services—0.4%
	CIT Group, Inc.,
1,600	9.50%, 1/20/12, Term DD (e)		1,638,501
1,000	9.75%, 1/20/12, Term A		1,024,063
	Total Senior Loans (cost—$2,606,101)		2,662,564

MUNICIPAL BONDS—0.3%
Louisiana—0.3%
	New Orleans, Public Improvements, GO, Ser. A,
800	8.30%, 12/1/29	Baa3/BBB	818,704
820	8.55%, 12/1/34	Baa3/BBB	850,143
300	8.80%, 12/1/39	Baa3/BBB	312,954
	Total Municipal Bonds (cost—$1,958,061)		1,981,801

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

SHORT-TERM INVESTMENTS—2.5%
Corporate Notes—1.6%
Energy—0.3%
$2,000	El Paso Corp., 10.75%, 10/1/10	Ba3/BB-	$2,045,572

Financial Services—1.3%
	American General Finance Corp.,
1,000	4.625%, 9/1/10	B2/BB+	977,118
2,000	4.875%, 5/15/10	B2/BB+	1,978,260
€250	Green Valley Ltd., 4.292%, 1/10/11, FRN (a)(b)(d)(l)	NR/BB+	342,563
	(acquisition cost—$367,338; purchased 12/11/07)
	International Lease Finance Corp.,
$2,100	4.875%, 9/1/10	B1/BB+	2,047,366
2,923	5.00%, 4/15/10	B1/BB+	2,903,886
1,000	5.125%, 11/1/10	B1/BB+	971,284
			9,220,477
	Total Corporate Notes (cost—$10,918,809)		11,266,049

U.S. Treasury Bills (i)—0.1%
1,149	0.09%-0.17%, 3/18/10-4/1/10 (cost—$1,148,880)		1,148,880

Repurchase Agreements—0.8%
2,600	Deutsche Bank Securities, Inc., dated 1/29/10, 0.10%, due 2/1/10, proceeds $2,600,022; collateralized by U.S. Treasury Bond, 4.375%, due 11/15/39, valued at $2,666,944 including accrued interest		2,600,000
3,103	State Street Bank & Trust Co., dated 1/29/10, 0.01%, due 2/1/10, proceeds $3,103,003; collateralized by U.S. Treasury Bills, zero coupon, due 2/18/10, valued at $3,170,000 including accrued interest		3,103,000
	Total Repurchase Agreements (cost—$5,703,000)		5,703,000
	Total Short-Term Investments (cost—$17,770,689)		18,117,929

Notional
Amount
OPTIONS PURCHASED (j)—0.0%
	Call Options—0.0%
	Euro versus U.S. Dollar (OTC),
€2,500,000	strike price €1.37, expires 6/3/10		112,110
€2,000,000	strike price €1.38, expires 5/21/10		82,477
			194,587

Contracts/
Notional
Amount		Value*
	Put Options—0.0%
	Euro versus U.S. Dollar (OTC),
€2,500,000	strike price €1.37, expires 6/3/10	$77,990
€2,000,000	strike price €1.38, expires 5/21/10	61,211
	Financial Futures Euro—90 day (CME),
300	strike price $89.75, expires 3/15/10	1,875
		141,076
	Total Options Purchased (cost—$443,468)	335,663

	Total Investments (cost—$650,260,810)—100.0%	$717,646,098

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $189,794,679, representing 26.4% of total investments.
(b)	Illiquid.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2010.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery. To be settled/delivered after January 31, 2010.
(f)	In default.
(g)	Fair-Valued—Securities with an aggregate value of $2,574,884, representing 0.4% of total investments.
(h)	Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(i)	All or partial amount segregated as collateral for futures contracts and swaps.
(j)	Non-income producing.
(k)	All or partial amount segregated as collateral for reverse repurchase agreements.
(l)	Restricted. The aggregate acquisition cost of such securities is $10,354,065. The aggregate market value of $11,438,975 is approximately 1.6% of total investments.

Glossary:

AGC—insured by Assured Guaranty Corp.

BRL—Brazilian Real

£—British Pound

CAD—Canadian Dollar

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2010.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

NR—Not Rated

OTC—Over the Counter

PIK—Payment-in-Kind

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2010.

WR—Withdrawn Rating

Other Investments:

(A)  Futures contracts outstanding at January 31, 2010:

			Market
			Value	Expiration	Unrealized
Type		Contracts	(000s)	Date	Appreciation
Long:	Financial Futures Euro—90 day	1,000	$247,525	12/13/10	$2,112,500

The Fund pledged cash collateral of $540,000 for futures contracts.

(B) Credit default swap agreements:

Buy protection swap agreements outstanding at January 31, 2010 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Made by Fund	Value (5)	Paid(Received)	(Depreciation)
Barclays Bank:
Dow Jones CDX HY-13 Index	$32,571	5.62%	12/20/14	(5.00)%	$606,604	$122,141	$484,463
Deutsche Bank:
Dow Jones CDX HY-13 Index	16,236	5.62%	12/20/14	(5.00)%	302,380	304,425	(2,045)
Morgan Stanley:
Dow Jones CDX HY-13 Index	16,236	5.62%	12/20/14	(5.00)%	302,381	(10,147)	312,528
					$1,211,365	$416,419	$794,946

Sell protection swap agreements outstanding at January 31, 2010 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received by Fund	Value (5)	Paid(Received)	(Depreciation)
Barclays Bank:
SLM	$2,000	5.11%	12/20/13	5.00%	$4,239	$(250,000)	$254,239
Citigroup:
GMAC	1,500	3.56%	6/20/12	1.40%	(69,066)	—	(69,066)
International Lease Finance	3,000	8.59%	12/20/13	5.00%	(287,044)	(480,000)	192,956
SLM	13,000	5.11%	12/20/13	5.00%	27,553	(1,492,000)	1,519,553
Deutsche Bank:
American International Group	3,400	5.55%	12/20/12	0.90%	(401,196)	—	(401,196)
American International Group	4,000	5.68%	12/20/13	5.00%	(65,630)	(680,000)	614,370
SLM	10,500	5.11%	12/20/13	5.00%	22,255	(1,400,000)	1,422,255
United Kingdom Gilt	3,200	0.77%	12/20/14	1.00%	37,747	22,406	15,341
JPMorgan Chase:
Ford Motor Credit	4,000	2.39%	6/20/10	5.60%	76,191	—	76,191
Merrill Lynch:
Ford Motor Credit	8,000	5.48%	6/20/13	5.00%	(70,918)	(1,532,500)	1,461,582
SLM	2,100	5.11%	12/20/13	5.00%	4,451	(294,000)	298,451
Morgan Stanley:
Ford Motor Credit	5,000	2.39%	9/20/10	4.05%	76,550	—	76,550
MetLife	4,000	1.71%	3/20/13	2.05%	50,410	—	50,410
					$(594,458)	$(6,106,094)	$5,511,636

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap,  represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(C)  Forward foreign currency contracts outstanding at January 31, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	January 31, 2010	(Depreciation)
Purchased:
5,628,800 Brazilian Real settling 2/2/10	Deutsche Bank	$3,002,347	$3,007,802	$5,455
668,956 Brazilian Real settling 2/2/10	Goldman Sachs	356,814	357,462	648
668,956 Brazilian Real settling 4/5/10	Goldman Sachs	381,999	353,328	(28,671)
6,297,756 Brazilian Real settling 2/2/10	HSBC Bank	3,273,262	3,365,265	92,003
7,109,000 British Pound settling 3/25/10	Morgan Stanley	11,573,808	11,387,221	(186,587)
10,670,247 Chinese Yuan Renminbi settling 3/29/10	Bank of America	1,586,300	1,570,470	(15,830)
135,140 Chinese Yuan Renminbi settling 6/7/10	Bank of America	20,000	20,012	12
199,600 Chinese Yuan Renminbi settling 3/29/10	Barclays Bank	29,540	29,378	(162)
1,160,846 Chinese Yuan Renminbi settling 11/23/10	Barclays Bank	175,000	174,124	(876)
1,418,337 Chinese Yuan Renminbi settling 3/29/10	Citigroup	209,969	208,754	(1,215)
1,883,914 Chinese Yuan Renminbi settling 11/17/10	Citigroup	284,000	282,454	(1,546)
949,893 Chinese Yuan Renminbi settling 3/29/10	Deutsche Bank	140,745	139,807	(938)
4,848,720 Chinese Yuan Renminbi settling 11/17/10	Deutsche Bank	731,811	726,966	(4,845)
1,364,773 Chinese Yuan Renminbi settling 3/29/10	HSBC Bank	201,800	200,870	(930)
12,700 Chinese Yuan Renminbi settling 3/29/10	JPMorgan Chase	1,879	1,869	(10)
270,220 Chinese Yuan Renminbi settling 6/7/10	Morgan Stanley	40,000	40,015	15
1,912,312 Chinese Yuan Renminbi settling 11/17/10	Morgan Stanley	289,000	286,712	(2,288)
2,577,000 Euro settling 4/26/10	Citigroup	3,572,495	3,581,126	8,631
2,576,683 Euro settling 2/3/10	JPMorgan Chase	3,600,000	3,581,454	(18,546)
22,992 Malaysian Ringgit settling 2/12/10	Citigroup	6,736	6,737	1
9,721 Singapore Dollar settling 3/17/10	Barclays Bank	7,000	6,923	(77)
16,059 Singapore Dollar settling 6/16/10	Citigroup	11,581	11,428	(153)
7,000 Singapore Dollar settling 2/11/10	JPMorgan Chase	5,042	4,986	(56)
7,000 Singapore Dollar settling 3/17/10	Morgan Stanley	5,030	4,985	(45)
Sold:
12,000 Australian Dollar settling 2/26/10	Royal Bank of Scotland	10,968	10,639	329
5,628,800 Brazilian Real settling 2/2/10	Deutsche Bank	3,200,000	3,007,802	192,198
668,956 Brazilian Real settling 2/2/10	Goldman Sachs	386,680	357,463	29,217
6,297,756 Brazilian Real settling 2/2/10	HSBC Bank	3,359,161	3,365,264	(6,103)
7,110,000 British Pound settling 3/25/10	Citigroup	11,448,657	11,388,822	59,835
574,000 British Pound settling 3/25/10	Deutsche Bank	919,961	919,435	526
4,059,000 British Pound settling 3/25/10	UBS	6,541,614	6,501,720	39,894
1,700,000 Canadian Dollar settling 2/22/10	Deutsche Bank	1,647,263	1,595,439	51,824
132,810 Chinese Yuan Renminbi settling 1/10/11	Bank of America	20,000	19,993	7
2,813,494 Chinese Yuan Renminbi settling 3/29/10	Barclays Bank	415,161	414,096	1,065
373,061 Chinese Yuan Renminbi settling 6/7/10	Barclays Bank	55,000	55,244	(244)
1,927,082 Chinese Yuan Renminbi settling 3/29/10	Citigroup	284,000	283,632	368
156,542 Chinese Yuan Renminbi settling 6/7/10	Citigroup	23,041	23,181	(140)
7,914,111 Chinese Yuan Renminbi settling 3/29/10	Deutsche Bank	1,168,577	1,164,816	3,761
66,819 Chinese Yuan Renminbi settling 6/7/10	Deutsche Bank	9,863	9,895	(32)
481,522 Chinese Yuan Renminbi settling 6/7/10	HSBC Bank	71,000	71,305	(305)
1,960,864 Chinese Yuan Renminbi settling 3/29/10	Morgan Stanley	289,000	288,604	396
265,580 Chinese Yuan Renminbi settling 1/10/11	Morgan Stanley	40,000	39,980	20
2,576,683 Euro settling 2/3/10	Citigroup	3,572,829	3,581,454	(8,625)
13,675,000 Euro settling 3/23/10	JPMorgan Chase	19,640,856	19,005,278	635,578
1,528,000 Euro settling 4/26/10	JPMorgan Chase	2,164,045	2,123,384	40,661
2,575,000 Euro settling 2/18/10	Royal Bank of Scotland	3,821,506	3,578,991	242,515
10,834 Malaysian Ringgit settling 2/12/10	Barclays Bank	3,161	3,174	(13)
1,111 Malaysian Ringgit settling 2/12/10	Citigroup	314	325	(11)
22,992 Malaysian Ringgit settling 10/12/10	Citigroup	6,715	6,665	50
15,998 Malaysian Ringgit settling 2/12/10	Deutsche Bank	4,735	4,688	47
5,000 Malaysian Ringgit settling 2/12/10	JPMorgan Chase	1,460	1,466	(6)
3,259 Malaysian Ringgit settling 6/14/10	Morgan Stanley	951	950	1
				$1,126,803

The Fund received $1,880,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(D)  Open reverse repurchase agreements at January 31, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.55%	1/14/10	2/17/10	$3,750,031	$3,749,000
	0.65%	1/5/10	2/4/10	16,273,930	16,266,000
	0.65%	1/8/10	2/8/10	5,418,347	5,416,000
Citigroup	0.55%	1/5/10	2/5/10	16,635,859	16,629,000
JPMorgan Chase	(0.50)%	12/9/09	12/9/11	549,587	550,000
Morgan Stanley	0.55%	1/22/10	2/22/10	20,242,092	20,239,000
	0.55%	1/27/10	2/25/10	1,067,082	1,067,000
					$63,916,000

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended January 31, 2010 was $44,259,045 at a weighted average interest rate of 0.60%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $68,539,620.

The Fund received $1,164,123 in principal value of U.S. government agency securities and $538,000 in cash as collateral for reverse repurchase agreements outstanding. Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at January 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	1/31/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$10,468,231	$10,988,112	$21,456,343
Financial Services	—	259,698,364	941,122	260,639,486
Transportation	—	—	689,392	689,392
All Other	—	267,782,344	—	267,782,344
Mortgaged-Backed Securities	—	123,743,567	2,574,884	126,318,451
Convertible Preferred Stock	$9,171,875	—	—	9,171,875
Sovereign Debt Obligations	—	5,240,462	—	5,240,462
Asset-Backed Securities	—	3,249,788	—	3,249,788
Senior Loans	—	2,662,564	—	2,662,564
Municipal Bonds	—	1,981,801	—	1,981,801
Short-Term Investments	—	18,117,929	—	18,117,929
Options Purchased	—	335,663	—	335,663
Investments in Securities - Assets	$9,171,875	$693,280,713	$15,193,510	$717,646,098

Other Financial Instruments*	$2,112,500	$7,433,385	—	$9,545,885

Total Investments	$11,284,375	$700,714,098	$15,193,510	$727,191,983

* Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended January 31, 2010, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized	Transfers in
	Balance	Purchases(Sales)	Discounts	Net Realized	Appreciation/	and/or out	Ending Balance
	10/31/09	and Settlements	(Premiums)	Gain(Loss)	Depreciation	of Level 3	1/31/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$8,295,979	$(74,953)	$(10,287)	$(361)	$555,234	$2,222,500	$10,988,112
Financial Services	882,555	(12,673)	—	71,240	—	—	941,122
Transportation	867,454	(178,923)	(571)	(2,284)	3,716	—	689,392
Mortgaged-Backed Securities	4,514,530	2,641,505	14,851	—	200,751	(4,796,753)	2,574,884
Total Investments	$14,560,518	$2,374,956	$3,993	$68,595	$759,701	$(2,574,253)	$15,193,510

The net change in unrealized appreciation/depreciation on investments, which the Fund held at January 31, 2010 was $538,915.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 23, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 23, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 23, 2010